INVESTMENTS (Summary of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 48,527
Gross Unrealized Gain	10,508
Gross Unrealized losses
Fair Value	59,035
Equity security [Member] | Color Life [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13,583
Gross Unrealized Gain	10,508
Gross Unrealized losses
Fair Value	24,091
Equity security [Member] | Hopefluent [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,944
Gross Unrealized Gain
Gross Unrealized losses
Fair Value	$ 34,944